CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) (Paretheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
Cash and cash equivalents per consolidated balance sheet	$ 320,952	$ 264,294
Less: Margin account held with broker	(33,659)	(31,422)
Cash and cash equivalents per consolidated statement of cash flows	$ 287,293	$ 232,872